COMMON SHARES AND TREASURY SHARES (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares issued	74,748,250	74,218,848	62,298,848
A-shares
Disclosure of classes of share capital [line items]
Number of shares issued	74,748,248	74,218,846	62,298,846
B-shares
Disclosure of classes of share capital [line items]
Number of shares issued	1	1	1
C-shares
Disclosure of classes of share capital [line items]
Number of shares issued	1	1	1